UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235

                        FIRST DEFINED PORTFOLIO FUND, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           ---------------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 99.6%

                AEROSPACE & DEFENSE - 0.9%
       36,554   AAR Corp.* ...................................    $   1,041,058
        6,916   Ceradyne, Inc.* ..............................          345,108
        8,069   Rockwell Collins, Inc. .......................          454,688
                                                                  -------------
                                                                      1,840,854
                                                                  -------------

                AIR FREIGHT & LOGISTICS - 0.4%
       14,024   C.H. Robinson Worldwide, Inc. ................          688,438
                                                                  -------------

                AIRLINES - 0.1%
       26,148   World Air Holdings, Inc.* ....................          256,773
                                                                  -------------

                AUTO COMPONENTS - 1.0%
       23,042   Drew Industries Inc.* ........................          819,143
       55,183   LKQ Corp.* ...................................        1,148,358
                                                                  -------------
                                                                      1,967,501
                                                                  -------------

                AUTOMOBILES - 0.8%
       31,104   Harley-Davidson, Inc. ........................        1,613,676
                                                                  -------------

                BEVERAGES - 2.4%
       35,216   Diageo PLC, Sponsored ADR ....................        2,233,751
       41,359   PepsiCo, Inc. ................................        2,390,137
                                                                  -------------
                                                                      4,623,888
                                                                  -------------

                BIOTECHNOLOGY - 5.5%
       97,892   Amgen, Inc.* .................................        7,121,643
       55,270   Gilead Sciences, Inc.* .......................        3,438,899
                                                                  -------------
                                                                     10,560,542
                                                                  -------------

                CAPITAL MARKETS - 0.3%
       47,360   TradeStation Group, Inc.* ....................          654,515
                                                                  -------------

                COMMERCIAL BANKS - 4.7%
       78,137   ABN AMRO Holding NV, Sponsored ADR ...........        2,334,734
       48,904   Barclays PLC, Sponsored ADR ..................        2,288,707
       25,610   HSBC Holdings PLC, Sponsored ADR .............        2,145,606
       60,893   Lloyds TSB Group PLC, Sponsored ADR ..........        2,343,772
                                                                  -------------
                                                                      9,112,819
                                                                  -------------

                COMERCIAL SERVICES & SUPPLIES - 0.3%
       29,480   Healthcare Services Group, Inc. ..............          629,693
                                                                  -------------

                COMMUNICATIONS EQUIPMENT - 3.4%
      291,847   Motorola, Inc. ...............................        6,686,215
                                                                  -------------

                COMPUTERS & PERIPHERALS - 10.1%
      173,992   Apple Computer, Inc.* ........................       10,912,778
        6,097   Intergraph Corp.* ............................          254,001
       75,132   International Business Machines Corp. ........        6,196,136
       37,982   SanDisk Corp.* ...............................        2,184,725
                                                                  -------------
                                                                     19,547,640
                                                                  -------------

                CONSTRUCTION & ENGINEERING - 1.1%
       34,092   EMCOR Group, Inc.* ...........................        1,693,009
        8,403   McDermott International, Inc.* ...............          457,543
                                                                  -------------
                                                                      2,150,552
                                                                  -------------

                See Notes to Quarterly Portfolio of Investments.         Page 1

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - CONTINUED

                DIVERSIFIED FINANCIAL SERVICES - 5.9%
      127,436   Citigroup, Inc. ..............................    $   6,020,077
       58,575   ING Groep NV, Sponsored ADR ..................        2,307,855
       42,404   Moody's Corp. ................................        3,030,190
                                                                  -------------
                                                                     11,358,122
                                                                  -------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3%
       53,740   BT Group PLC, Sponsored ADR ..................        2,086,187
      123,643   Deutsche Telekom AG, Sponsored ADR ...........        2,079,675
       70,215   Telecom Italia SPA, Sponsored ADR ............        2,050,278
       45,635   Telefonica SA, Sponsored ADR .................        2,143,476
                                                                  -------------
                                                                      8,359,616
                                                                  -------------

                ELECTRIC UTILITIES - 2.6%
       52,073   Enel SPA, Sponsored ADR ......................        2,199,564
       10,276   Exelon Corp. .................................          543,600
        5,820   PPL Corp. ....................................          171,108
       54,580   Scottish Power PLC, ADR ......................        2,199,028
                                                                  -------------
                                                                      5,113,300
                                                                  -------------

                ELECTRICAL EQUIPMENT - 0.9%
       24,840   Encore Wire Corp.* ...........................          841,579
       11,671   Lamson & Sessions (The) Company* .............          324,804
        8,194   Rockwell Automation, Inc. ....................          589,231
                                                                  -------------
                                                                      1,755,614
                                                                  -------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
       16,860   Brightpoint, Inc.* ...........................          523,672
       26,864   Itron, Inc.* .................................        1,607,810
                                                                  -------------
                                                                      2,131,482
                                                                  -------------

                ENERGY EQUIPMENT & SERVICES - 4.7%
       17,052   Atwood Oceanics, Inc.* .......................        1,722,423
       54,317   BJ Services Company ..........................        1,879,368
        9,238   Helix Energy Solutions Group Inc.* ...........          350,120
       30,598   Hornbeck Offshore Services, Inc.* ............        1,103,670
       14,719   Patterson-UTI Energy, Inc. ...................          470,419
       38,878   TETRA Technologies, Inc.* ....................        1,828,821
       37,960   Veritas DGC Inc.* ............................        1,723,004
                                                                  -------------
                                                                      9,077,825
                                                                  -------------

                HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
       15,190   ICU Medical, Inc.* ...........................          549,726
       28,632   Meridian Bioscience, Inc. ....................          772,491
                                                                  -------------
                                                                      1,322,217
                                                                  -------------

                HEALTH CARE PROVIDERS & SERVICES - 4.4%
        9,091   Cerner Corp.* ................................          431,368
       34,683   Express Scripts, Inc.* .......................        3,048,636
       42,935   HealthExtras, Inc.* ..........................        1,515,606
       16,296   Horizon Health Corp.* ........................          322,661
       48,837   UnitedHealth Group, Inc. .....................        2,728,035
       13,721   Vital Images, Inc.* ..........................          467,612
                                                                  -------------
                                                                      8,513,918
                                                                  -------------

Page 2          See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - CONTINUED

                HOTELS, RESTAURANTS & LEISURE - 1.0%
       16,807   Darden Restaurants, Inc. .....................    $     689,591
       36,583   Papa John's International, Inc.* .............        1,200,288
                                                                  -------------
                                                                      1,889,879
                                                                  -------------

                HOUSEHOLD DURABLES - 0.7%
        9,167   Garmin Ltd. ..................................          728,135
       31,211   Tarragon Corp. ...............................          621,099
                                                                  -------------
                                                                      1,349,234
                                                                  -------------

                HOUSEHOLD PRODUCTS - 3.6%
        3,752   Clorox (The) Company .........................          224,557
       12,933   Colgate-Palmolive Company ....................          738,474
      105,974   Procter & Gamble (The) Company ...............        6,106,222
                                                                  -------------
                                                                      7,069,253
                                                                  -------------

                INDEPENDENT POWER PRODUCERS
                   & ENERGY TRADERS - 0.2%
        7,193   TXU Corp. ....................................          321,959
                                                                  -------------

                INDUSTRIAL CONGLOMERATES - 1.4%
       35,064   3M Company ...................................        2,653,994
                                                                  -------------

                INSURANCE - 2.6%
       32,941   Argonaut Group, Inc.* ........................        1,171,053
       28,224   Progressive (The) Corp. ......................        2,942,634
       17,678   SAFECO Corp. .................................          887,612
                                                                  -------------
                                                                      5,001,299
                                                                  -------------

                INTERNET SOFTWARE & SERVICES - 4.4%
       37,141   Digital Insight Corp.* .......................        1,351,932
       24,363   eCollege.com* ................................          458,999
       16,990   Google Inc., Class A* ........................        6,626,100
                                                                  -------------
                                                                      8,437,031
                                                                  -------------

                MACHINERY - 0.6%
       14,064   Columbus McKinnon Corp.* .....................          378,744
       13,351   Gehl Company* ................................          442,185
       13,121   JLG Industries, Inc. .........................          403,996
                                                                  -------------
                                                                      1,224,925
                                                                  -------------

                METALS & MINING - 0.4%
       27,747   Ryerson Inc. .................................          742,510
                                                                  -------------

                MULTI-UTILITIES - 1.1%
       42,227   National Grid Transco PLC, Sponsored ADR. ....        2,095,726
                                                                  -------------

                MULTILINE RETAIL - 0.6%
       30,510   Nordstrom, Inc. ..............................        1,195,382
                                                                  -------------

                OIL, GAS & CONSUMABLE FUELS - 12.4%
       22,280   Atlas America, Inc.* .........................        1,065,207
       42,700   Chesapeake Energy Corp. ......................        1,341,207
       13,979   Crosstex Energy, Inc. ........................        1,082,674
       19,283   Edge Petroleum Corp.* ........................          481,689

                See Notes to Quarterly Portfolio of Investments.         Page 3

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - CONTINUED

                OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
       37,127   ENI SPA, Sponsored ADR .......................    $   2,115,496
       40,309   EOG Resources, Inc. ..........................        2,902,248
      110,080   Exxon Mobil Corp. ............................        6,699,469
       55,432   KCS Energy, Inc.* ............................        1,441,232
       19,580   Occidental Petroleum Corp. ...................        1,814,087
       31,186   Peabody Energy Corp. .........................        1,572,086
       51,491   PetroQuest Energy, Inc.* .....................          519,544
       19,850   Southwestern Energy Company* .................          638,972
        8,893   Western Gas Resources, Inc. ..................          429,087
       42,881   XTO Energy, Inc. .............................        1,868,325
                                                                  -------------
                                                                     23,971,323
                                                                  -------------

                PHARMACEUTICALS - 1.4%
       18,417   Biovail Corp. ................................          448,454
       53,296   Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR .............................        2,194,729
                                                                  -------------
                                                                      2,643,183
                                                                  -------------

                SEMICONDUCTORS
                   & SEMICONDUCTOR EQUIPMENT - 6.9%
      246,941   Intel Corp. ..................................        4,778,308
       23,440   Intevac, Inc.* ...............................          674,603
       11,401   Lam Research Corp.* ..........................          490,243
       24,663   National Semiconductor Corp. .................          686,618
       35,105   NVIDIA Corp.* ................................        2,010,112
       22,968   Sigma Designs, Inc.* .........................          335,103
       23,085   Standard Microsystems Corp.* .................          599,748
      115,997   Texas Instruments Inc. .......................        3,766,423
                                                                  -------------
                                                                     13,341,158
                                                                  -------------

                SOFTWARE - 1.4%
       13,019   Ansoft Corp.* ................................          542,762
       19,323   Autodesk, Inc. ...............................          744,322
       12,554   Intuit Inc.* .................................          667,747
       25,956   Ultimate Software Group (The), Inc.* .........          670,963
                                                                  -------------
                                                                      2,625,794
                                                                  -------------

                SPECIALTY RETAIL - 3.1%
        8,096   Dress Barn (The), Inc.* ......................          388,203
        8,764   Guess?, Inc.* ................................          342,760
       38,580   Hibbett Sporting Goods, Inc.* ................        1,272,754
       18,722   Jos. A. Bank Clothiers, Inc.* ................          897,720
       24,319   Pantry (The), Inc.* ..........................        1,517,262
       39,213   Select Comfort Corp.* ........................        1,550,874
                                                                  -------------
                                                                      5,969,573
                                                                  -------------

                TEXTILES, APPAREL & LUXURY GOODS - 0.3%
       15,226   Steven Madden, Ltd.* .........................          540,523
                                                                  -------------

                TRADING COMPANIES & DISTRIBUTORS - 0.5%
       12,654   Fastenal Company .............................          599,040
        5,157   Watsco, Inc. .................................          366,405
                                                                  -------------
                                                                        965,445
                                                                  -------------

Page 4          See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - CONTINUED

                WIRELESS TELECOMMUNICATION SERVICES - 1.4%
       12,669   NII Holdings, Inc.* ..........................    $     747,091
       95,363   Vodafone Group PLC, Sponsored ADR ............        1,993,087
                                                                  -------------
                                                                      2,740,178
                                                                  -------------

                TOTAL COMMON STOCKS ..........................      192,743,569
                (Cost $185,459,411)                               -------------

                TOTAL INVESTMENTS - 99.6% ....................      192,743,569
                (Cost $185,459,411)

                NET OTHER ASSETS & LIABILITIES - 0.4% ........          845,860
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $ 193,589,429
                                                                  =============

--------------------------------------------------------------------------------

            *   Non-income producing security.

          ADR   American Depository Receipt

                See Notes to Quarterly Portfolio of Investments.          Page 5

THE DOW(SM) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 99.1%

                AEROSPACE & DEFENSE - 10.6%
       15,758   Boeing (The) Company .........................    $   1,228,021
                                                                  -------------

                AUTOMOBILES - 10.8%
       59,000   General Motors Corp. .........................        1,254,930
                                                                  -------------

                COMPUTERS & PERIPHERALS - 9.6%
       13,610   International Business Machines Corp. ........        1,122,417
                                                                  -------------

                DIVERSIFIED FINANCIAL SERVICES - 9.4%
       23,088   Citigroup, Inc. ..............................        1,090,677
                                                                  -------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 10.6%
       45,555   AT&T Inc. ....................................        1,231,807
                                                                  -------------

                HOUSEHOLD PRODUCTS - 9.5%
       19,197   Procter & Gamble (The) Company ...............        1,106,131
                                                                  -------------

                OIL, GAS & CONSUMABLE FUELS - 10.4%
       19,943   Exxon Mobil Corp. ............................        1,213,731
                                                                  -------------

                PHARMACEUTICALS - 20.8%
       34,670   Merck & Company, Inc. ........................        1,221,424
       47,830   Pfizer, Inc. .................................        1,191,924
                                                                  -------------
                                                                      2,413,348
                                                                  -------------

                SEMICONDUCTORS
                   & SEMICONDUCTOR EQUIPMENT - 7.4%
       44,738   Intel Corp. ..................................          865,680
                                                                  -------------

                TOTAL COMMON STOCKS ..........................       11,526,742
                (Cost $11,534,757)                                -------------

                TOTAL INVESTMENTS - 99.1% ....................       11,526,742
                (Cost $11,534,757)

                NET OTHER ASSETS & LIABILITIES - 0.9% ........          102,768
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $  11,629,510
                                                                  =============

--------------------------------------------------------------------------------

Page 6          See Notes to Quarterly Portfolio of Investments.

THE DOW(SM) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 98.9%

                CHEMICALS - 8.6%
       83,621   Lubrizol (The) Corp. .........................    $   3,583,160
      151,951   Lyondell Chemical Company ....................        3,023,825
                                                                  -------------
                                                                      6,606,985
                                                                  -------------

                COMMERCIAL BANKS - 9.8%
       62,629   Comerica, Inc. ...............................        3,630,603
      105,796   Provident Bankshares Corp. ...................        3,856,264
                                                                  -------------
                                                                      7,486,867
                                                                  -------------

                COMMERCIAL SERVICES - 4.5%
      105,366   R.R. Donnelley & Sons Company ................        3,447,576
                                                                  -------------

                DIVERSIFIED FINANCIAL SERVICES - 4.7%
       86,414   JPMorgan Chase & Company .....................        3,598,279
                                                                  -------------

                ELECTRIC UTILITIES - 14.3%
      220,480   Duquesne Light Holdings, Inc. ................        3,637,920
       52,961   Entergy Corp. ................................        3,651,131
       74,091   FirstEnergy Corp. ............................        3,623,050
                                                                  -------------
                                                                     10,912,101
                                                                  -------------

                FOOD & STAPLES RETAILING - 5.7%
      170,490   Albertson's, Inc. ............................        4,376,478
                                                                  -------------

                GAS UTILITIES - 10.5%
       92,649   Nicor Inc. ...................................        3,665,194
      136,632   ONEOK, Inc. ..................................        4,406,382
                                                                  -------------
                                                                      8,071,576
                                                                  -------------

                HOUSEHOLD DURABLES - 5.8%
      261,040   La-Z-Boy Inc. ................................        4,437,680
                                                                  -------------

                INSURANCE - 9.3%
       81,365   Cincinnati Financial Corp. ...................        3,423,026
       79,516   Unitrin, Inc. ................................        3,698,289
                                                                  -------------
                                                                      7,121,315
                                                                  -------------

                MULTI-UTILITIES - 9.8%
      160,016   Energy East Corp. ............................        3,888,389
       92,464   SCANA Corp. ..................................        3,628,287
                                                                  -------------
                                                                      7,516,676
                                                                  -------------

                OIL, GAS & CONSUMABLE FUELS - 6.0%
       60,083   Marathon Oil Corp. ...........................        4,576,522
                                                                  -------------

                THRIFTS & MORTGAGE FINANCE - 5.0%
      157,798   Washington Federal, Inc. .....................        3,818,712
                                                                  -------------

                See Notes to Quarterly Portfolio of Investments.          Page 7

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

                WIRELESS TELECOMMUNICATION SERVICES - 4.9%
       57,646   ALLTEL Corp. .................................    $   3,732,579
                                                                  -------------

                TOTAL COMMON STOCKS ..........................       75,703,346
                (Cost $74,831,100)                                -------------

                TOTAL INVESTMENTS - 98.9% ....................       75,703,346
                (Cost $74,831,100)

                NET OTHER ASSETS & LIABILITIES - 1.1% ........          867,461
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $  76,570,807
                                                                  =============

--------------------------------------------------------------------------------


Page 8          See Notes to Quarterly Portfolio of Investments.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 98.8%

                HONG KONG - 32.9%
   1,457,097    BOC Hong Kong (Holdings) Ltd. ................    $   2,929,534
   1,601,000    Cathay Pacific Airways Ltd. ..................        2,806,182
   1,001,184    CITIC Pacific Ltd. ...........................        3,006,459
   1,513,000    COSCO Pacific Ltd. ...........................        3,022,429
   1,776,430    Hang Lung Properties Ltd. ....................        3,376,958
                                                                  -------------
                                                                     15,141,562
                                                                  -------------

                UNITED KINGDOM - 32.2%
     735,718    BT Group PLC .................................        2,837,698
     743,242    Compass Group PLC ............................        2,947,426
     559,976    GKN PLC ......................................        3,234,915
   1,290,046    Royal & Sun Alliance Insurance Group PLC .....        3,087,441
   1,295,153    Vodafone Group PLC ...........................        2,711,502
                                                                  -------------
                                                                     14,818,982
                                                                  -------------

                UNITED STATES - 33.7%
     114,431    AT&T Inc. ....................................        3,094,214
     148,203    General Motors Corp. .........................        3,152,278
      87,090    Merck & Company, Inc. ........................        3,068,181
     120,144    Pfizer, Inc. .................................        2,993,988
      93,075    Verizon Communications, Inc. .................        3,170,135
                                                                  -------------
                                                                     15,478,796
                                                                  -------------

                TOTAL COMMON STOCKS ..........................       45,439,340
                (Cost $42,648,245)                                -------------

                TOTAL INVESTMENTS - 98.8% ....................       45,439,340
                (Cost $42,648,245)

                NET OTHER ASSETS & LIABILITIES - 1.2% ........          571,837
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $  46,011,177
                                                                  =============

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

                Diversified Telecommunication Services .......             19.8%
                Pharmaceuticals ..............................             13.2
                Real Estate ..................................              7.3
                Auto Components ..............................              7.0
                Automobiles ..................................              6.9
                Insurance ....................................              6.7
                Transportation Infrastructure ................              6.6
                Industrial Conglomerates .....................              6.5
                Hotels, Restaurants & Leisure ................              6.4
                Commercial Banks .............................              6.4
                Airlines .....................................              6.1
                Wireless Telecommunication Services ..........              5.9
                Net Other Assets and Liabilities .............              1.2
                                                                   -------------
                                                                          100.0%
                                                                   =============

                See Notes to Quarterly Portfolio of Investments.          Page 9

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 99.1%

                AEROSPACE & DEFENSE - 1.5%
        4,434   Rockwell Collins, Inc. .......................    $     249,856
                                                                  -------------

                AUTOMOBILES - 5.2%
       17,088   Harley-Davidson, Inc. ........................          886,525
                                                                  -------------

                BEVERAGES - 7.6%
       22,721   PepsiCo, Inc. ................................        1,313,047
                                                                  -------------

                BIOTECHNOLOGY - 3.3%
        9,032   Gilead Sciences, Inc.* .......................          561,971
                                                                  -------------

                COMPUTERS & PERIPHERALS - 0.0%
        3,764   Seagate Technology, Inc. (Escrow Shares) +* ..                0
                                                                  -------------

                DIVERSIFIED FINANCIAL SERVICES - 9.7%
       23,296   Moody's Corp. ................................        1,664,732
                                                                  -------------

                ELECTRIC UTILITIES - 2.3%
        5,645   Exelon Corp. .................................          298,621
        3,198   PPL Corp. ....................................           94,021
                                                                  -------------
                                                                        392,642
                                                                  -------------

                ELECTRICAL EQUIPMENT - 1.9%
        4,501   Rockwell Automation, Inc. ....................          323,667
                                                                  -------------

                ENERGY EQUIPMENT & SERVICES - 1.8%
        8,727   BJ Services Company ..........................          301,954
                                                                  -------------

                HEALTH CARE PROVIDERS & SERVICES - 10.2%
        2,867   Express Scripts, Inc.* .......................          252,009
       26,833   UnitedHealth Group, Inc. .....................        1,498,891
                                                                  -------------
                                                                      1,750,900
                                                                  -------------

                HOTELS, RESTAURANTS & LEISURE - 2.2%
        9,235   Darden Restaurants, Inc. .....................          378,912
                                                                  -------------

                HOUSEHOLD PRODUCTS - 3.1%
        2,060   Clorox (The) Company .........................          123,291
        7,105   Colgate-Palmolive Company ....................          405,696
                                                                  -------------
                                                                        528,987
                                                                  -------------

                INDEPENDENT POWER PRODUCERS
                   & ENERGY TRADERS - 1.0%
        3,954   TXU Corp. ....................................          176,981
                                                                  -------------

                INDUSTRIAL CONGLOMERATES - 8.5%
       19,265   3M Company ...................................        1,458,168
                                                                  -------------

                INSURANCE - 12.2%
       15,509   Progressive (The) Corp. ......................        1,616,968
        9,714   SAFECO Corp. .................................          487,740
                                                                  -------------
                                                                      2,104,708
                                                                  -------------

                MULTILINE RETAIL - 3.8%
       16,761   Nordstrom, Inc. ..............................          656,696
                                                                  -------------

Page 10         See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - CONTINUED

                OIL, GAS & CONSUMABLE FUELS - 8.5%
        6,474   EOG Resources, Inc. ..........................    $     466,128
       10,759   Occidental Petroleum Corp. ...................          996,821
                                                                  -------------
                                                                      1,462,949
                                                                  -------------

                SEMICONDUCTORS
                   & SEMICONDUCTOR EQUIPMENT - 14.2%
       13,548   National Semiconductor Corp. .................          377,176
       63,728   Texas Instruments Inc. .......................        2,069,248
                                                                  -------------
                                                                      2,446,424
                                                                  -------------

                SOFTWARE - 2.1%
        6,898   Intuit Inc.* .................................          366,905
                                                                  -------------

                TOTAL COMMON STOCKS ..........................       17,026,024
                (Cost $16,533,159)                                -------------

                TOTAL INVESTMENTS - 99.1% ....................       17,026,024
                (Cost $16,533,159)

                NET OTHER ASSETS & LIABILITIES - 0.9% ........          154,757
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $  17,180,781
                                                                  =============

--------------------------------------------------------------------------------

            *   Non-income producing security.

            + Security is fair valued and market value is determined in accordance with procedures adopted by the Board of Trustees.

                See Notes to Quarterly Portfolio of Investments.         Page 11

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 98.2%

                AIR FREIGHT & LOGISTICS - 6.9%
        9,658   C.H. Robinson Worldwide, Inc. ................    $     474,111
                                                                  -------------

                BIOTECHNOLOGY - 14.3%
        5,936   Amgen, Inc.* .................................          431,844
        8,880   Gilead Sciences, Inc.* .......................          552,514
                                                                  -------------
                                                                        984,358
                                                                  -------------

                COMPUTERS & PERIPHERALS - 12.3%
        6,566   Apple Computer, Inc.* ........................          411,820
        7,487   SanDisk Corp.* ...............................          430,652
                                                                  -------------
                                                                        842,472
                                                                  -------------

                ENERGY EQUIPMENT & SERVICES - 4.7%
       10,136   Patterson-UTI Energy, Inc. ...................          323,947
                                                                  -------------

                HEALTH CARE PROVIDERS & SERVICES - 7.1%
        5,555   Express Scripts, Inc.* .......................          488,285
                                                                  -------------

                HOUSEHOLD DURABLES - 7.3%
        6,312   Garmin Ltd. ..................................          501,362
                                                                  -------------

                INTERNET SOFTWARE & SERVICES - 6.3%
        1,116   Google Inc., Class A* ........................          435,240
                                                                  -------------

                PHARMACEUTICALS - 6.5%
       10,840   Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR .............................          446,391
                                                                  -------------

                SEMICONDUCTORS
                   & SEMICONDUCTOR EQUIPMENT - 13.3%
        7,846   Lam Research Corp.* ..........................          337,378
       10,109   NVIDIA Corp.* ................................          578,841
                                                                  -------------
                                                                        916,219
                                                                  -------------

                SOFTWARE - 6.0%
       10,600   Autodesk, Inc. ...............................          408,312
                                                                  -------------

                TRADING COMPANIES & DISTRIBUTORS - 6.0%
        8,716   Fastenal Company .............................          412,615
                                                                  -------------

                WIRELESS TELECOMMUNICATION SERVICES - 7.5%
        8,723   NII Holdings, Inc.* ..........................          514,395
                                                                  -------------

                TOTAL COMMON STOCKS ..........................        6,747,707
                (Cost $5,924,010)                                 -------------

                TOTAL INVESTMENTS - 98.2% ....................        6,747,707
                (Cost $5,924,010)

                NET OTHER ASSETS & LIABILITIES - 1.8%. .......          122,234
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $   6,869,941
                                                                  =============

--------------------------------------------------------------------------------

            *   Non-income producing security.

          ADR   American Depository Receipt

Page 12         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 99.7%

                COMPUTERS & PERIPHERALS - 7.3%
       16,667   Dell Inc.* ...................................    $     496,010
                                                                  -------------

                FOOD & STAPLES RETAILING - 9.4%
       13,610   Wal-Mart Stores, Inc. ........................          642,936
                                                                  -------------

                INSURANCE - 8.4%
       11,037   Allstate (The) Corp. .........................          575,138
                                                                  -------------

                MEDIA - 10.9%
       18,943   Dow Jones & Company, Inc. ....................          744,460
                                                                  -------------

                METALS & MINING - 16.6%
       14,071   Phelps Dodge Corp. ...........................        1,133,138
                                                                  -------------

                PHARMACEUTICALS - 8.6%
       23,626   Pfizer, Inc. .................................          588,760
                                                                  -------------

                SEMICONDUCTORS
                   & SEMICONDUCTOR EQUIPMENT - 10.3%
       40,415   Applied Materials, Inc. ......................          707,667
                                                                  -------------

                SOFTWARE - 10.5%
       26,294   Microsoft Corp. ..............................          715,460
                                                                  -------------

                SPECIALTY RETAIL - 8.7%
       15,541   Bed Bath & Beyond Inc.* ......................          596,774
                                                                  -------------

                THRIFTS & MORTGAGE FINANCE - 9.0%
       10,072   Freddie Mac ..................................          614,392
                                                                  -------------

                TOTAL COMMON STOCKS ..........................        6,814,735
                (Cost $6,532,858)                                 -------------

                TOTAL INVESTMENTS - 99.7% ....................        6,814,735
                (Cost $6,532,858)

                NET OTHER ASSETS & LIABILITIES - 0.3% ........           22,414
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $   6,837,149
                                                                  =============

--------------------------------------------------------------------------------

            *   Non-income producing security.

                See Notes to Quarterly Portfolio of Investments.         Page 13

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 99.3%

                AEROSPACE & DEFENSE - 1.6%
       16,389   Ceradyne, Inc.* ..............................    $     817,811
                                                                  -------------

                COMMUNICATIONS EQUIPMENT - 7.0%
      161,674   Motorola, Inc. ...............................        3,703,951
                                                                  -------------

                COMPUTERS & PERIPHERALS - 12.5%
       51,590   Apple Computer, Inc.* ........................        3,235,725
       58,820   SanDisk Corp.* ...............................        3,383,326
                                                                  -------------
                                                                      6,619,051
                                                                  -------------

                CONSTRUCTION & ENGINEERING - 4.1%
       39,830   McDermott International, Inc.* ...............        2,168,744
                                                                  -------------

                ELECTRICAL EQUIPMENT - 1.5%
       27,665   Lamson & Sessions (The) Company* .............          769,917
                                                                  -------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
       39,923   Brightpoint, Inc.* ...........................        1,240,008
                                                                  -------------

                ENERGY EQUIPMENT & SERVICES - 9.7%
      100,467   BJ Services Company ..........................        3,476,158
       43,791   Helix Energy Solutions Group Inc.* ...........        1,659,679
                                                                  -------------
                                                                      5,135,837
                                                                  -------------

                HEALTH CARE PROVIDERS & SERVICES - 11.1%
       43,091   Cerner Corp.* ................................        2,044,668
       43,659   Express Scripts, Inc.* .......................        3,837,626
                                                                  -------------
                                                                      5,882,294
                                                                  -------------

                MACHINERY - 5.0%
       33,109   Columbus McKinnon Corp.* .....................          891,625
       57,560   JLG Industries, Inc. .........................        1,772,272
                                                                  -------------
                                                                      2,663,897
                                                                  -------------

                OIL, GAS & CONSUMABLE FUELS - 23.2%
       77,557   Chesapeake Energy Corp. ......................        2,436,065
       31,329   EOG Resources, Inc. ..........................        2,255,688
       58,485   Peabody Energy Corp. .........................        2,948,229
       41,863   Southwestern Energy Company* .................        1,347,570
       18,762   Western Gas Resources, Inc. ..................          905,267
       54,257   XTO Energy, Inc.                                      2,363,978
                                                                  -------------
                                                                     12,256,797
                                                                  -------------

                PHARMACEUTICALS - 4.0%
       87,303   Biovail Corp. ................................        2,125,828
                                                                  -------------

                SEMICONDUCTORS
                   & SEMICONDUCTOR EQUIPMENT - 10.5%
       96,809   NVIDIA Corp.* ................................        5,543,283
                                                                  -------------

                SOFTWARE - 1.3%
       15,919   Intergraph Corp.* ............................          663,186
                                                                  -------------

                SPECIALTY RETAIL - 3.6%
       19,191   Dress Barn (The), Inc.* ......................          920,209
       24,957   Guess?, Inc.* ................................          976,068
                                                                  -------------
                                                                      1,896,277
                                                                  -------------

Page 14         See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - CONTINUED

                TRADING COMPANIES & DISTRIBUTORS - 1.8%
       13,097   Watsco, Inc. .................................    $     930,542
                                                                  -------------

                TOTAL COMMON STOCKS ..........................       52,417,423
                (Cost $49,785,670)                                -------------

                TOTAL INVESTMENTS - 99.3% ....................       52,417,423
                (Cost $49,785,670)

                NET OTHER ASSETS & LIABILITIES - 0.7% ........          347,628
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $  52,765,051
                                                                  =============

--------------------------------------------------------------------------------

            *   Non-income producing security.

                See Notes to Quarterly Portfolio of Investments.         Page 15

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

COMMON STOCKS - 98.7%

                ENERGY EQUIPMENT & SERVICES - 33.0%
        5,806   BJ Services Company ..........................    $     200,888
        4,855   Grant Prideco, Inc.* .........................          207,988
        5,237   Helix Energy Solutions Group Inc.* ...........          198,482
        4,020   Maverick Tube Corp.* .........................          213,020
        3,085   National-Oilwell Varco Inc.* .................          197,810
        2,454   Noble Corp. ..................................          199,019
        6,933   Patterson-UTI Energy, Inc. ...................          221,579
        4,391   Weatherford International Ltd.* ..............          200,888
                                                                  -------------
                                                                      1,639,674
                                                                  -------------

                OIL, GAS & CONSUMABLE FUELS - 65.7%
        2,777   Apache Corp. .................................          181,921
        2,768   BP PLC, Sponsored ADR ........................          190,826
        3,305   Chevron Corp. ................................          191,591
        3,067   ConocoPhillips. ..............................          193,681
        3,212   Devon Energy Corp. ...........................          196,478
        3,309   ENI SPA, Sponsored ADR .......................          188,547
        3,061   Exxon Mobil Corp. ............................          186,293
        2,659   Marathon Oil Corp. ...........................          202,536
        2,008   Occidental Petroleum Corp. ...................          186,041
        4,032   Petro-Canada .................................          191,883
        1,913   PetroChina Company Ltd., ADR. ................          200,769
        2,143   Petroleo Brasileiro S.A., ADR. ...............          185,734
        3,017   Royal Dutch Shell PLC, Class A, ADR ..........          187,839
        3,472   Talisman Energy Inc. .........................          184,641
        1,469   Total SA, Sponsored ADR ......................          193,511
        3,413   Valero Energy Corp. ..........................          204,029
        4,472   XTO Energy, Inc. .............................          194,845
                                                                  -------------
                                                                      3,261,165
                                                                  -------------

                TOTAL COMMON STOCKS ..........................        4,900,839
                (Cost $2,967,437)                                 -------------

                TOTAL INVESTMENTS - 98.7% ....................        4,900,839
                (Cost $2,967,437)

                NET OTHER ASSETS & LIABILITIES - 1.3% ........           62,966
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $   4,963,805
                                                                  =============

--------------------------------------------------------------------------------

            *   Non-income producing security.

          ADR   American Depository Receipt

Page 16         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

COMMON STOCKS - 98.5%

                CAPITAL MARKETS - 24.4%
        1,320   Affiliated Managers Group, Inc.* .............    $     140,725
          906   Bear Stearns Companies (The), Inc. ...........          125,662
        5,009   E*TRADE Financial Corp.* .....................          135,143
          819   Goldman Sachs Group (The), Inc. ..............          128,550
          826   Lehman Brothers Holdings, Inc. ...............          119,382
        1,653   Merrill Lynch & Company, Inc. ................          130,190
        1,858   Morgan Stanley ...............................          116,720
                                                                  -------------
                                                                        896,372
                                                                  -------------

                COMMERCIAL BANKS - 19.4%
        2,676   Bank of America Corp. ........................          121,865
        2,928   First Horizon National Corp. .................          121,951
        3,715   North Fork Bancorporation, Inc. ..............          107,103
        3,950   U.S. Bancorp .................................          120,475
        2,092   Wachovia Corp. ...............................          117,257
        1,965   Wells Fargo & Company ........................          125,505
                                                                  -------------
                                                                        714,156
                                                                  -------------

                CONSUMER FINANCE - 6.4%
        2,250   American Express Company .....................          118,238
        1,430   Capital One Financial Corp. ..................          115,144
                                                                  -------------
                                                                        233,382
                                                                  -------------

                DIVERSIFIED FINANCIAL SERVICES - 10.5%
        2,535   Citigroup, Inc. ..............................          119,753
        3,466   ING Groep NV, Sponsored ADR ..................          136,560
        3,092   JPMorgan Chase & Company .....................          128,751
                                                                  -------------
                                                                        385,064
                                                                  -------------

                INSURANCE - 28.0%
        2,510   AFLAC, Inc. ..................................          113,276
        2,121   Allstate (The) Corp. .........................          110,525
        1,237   Chubb (The) Corp. ............................          118,059
        3,526   Genworth Financial Inc., Class A .............          117,874
        1,398   Hartford Financial Services
                   Group (The), Inc. .........................          112,609
        2,032   Manulife Financial Corp. .....................          127,549
        2,281   MetLife, Inc. ................................          110,332
        4,577   Old Republic International Corp. .............           99,870
        1,583   Prudential Financial, Inc. ...................          120,007
                                                                  -------------
                                                                      1,030,101
                                                                  -------------

                THRIFTS & MORTGAGE FINANCE - 9.8%
        3,407   Countrywide Financial Corp. ..................          125,037
        2,962   IndyMac Bancorp, Inc. ........................          121,235
        2,702   Washington Mutual, Inc. ......................          115,159
                                                                  -------------
                                                                        361,431
                                                                  -------------

                TOTAL COMMON STOCKS ..........................        3,620,506
                (Cost $2,672,691)                                 -------------

                See Notes to Quarterly Portfolio of Investments.         Page 17

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
                                                                      VALUE
                                                                  -------------

                TOTAL INVESTMENTS - 98.5% ....................    $   3,620,506
                (Cost $2,672,691)

                NET OTHER ASSETS & LIABILITIES - 1.5% ........           56,350
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $   3,676,856
                                                                  =============

--------------------------------------------------------------------------------

            *   Non-income producing security.

          ADR   American Depository Receipt

Page 18         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                            VALUE
-------------                                                     -------------

COMMON STOCKS - 98.8%

                BIOTECHNOLOGY - 13.4%
        1,991   Amgen, Inc.* .................................    $     144,845
        2,633   Biogen Idec, Inc.* ...........................          124,014
        8,250   SERONO SA, ADR ...............................          143,633
                                                                  -------------
                                                                        412,492
                                                                  -------------

                HEALTH CARE EQUIPMENT & SUPPLIES - 3.8%
        1,126   Alcon, Inc. ..................................          117,397
                                                                  -------------

                PHARMACEUTICALS - 81.6%
        3,174   Abbott Laboratories ..........................          134,800
        3,133   AstraZeneca PLC, Sponsored ADR ...............          157,371
        2,529   Barr Pharmaceuticals, Inc.* ..................          159,276
        5,403   Endo Pharmaceuticals Holdings, Inc.* .........          177,272
        3,493   Forest Laboratories, Inc.* ...................          155,893
        2,762   GlaxoSmithKline PLC, ADR .....................          144,480
        2,243   Johnson & Johnson ............................          132,830
        2,699   Lilly (Eli) & Company ........................          149,255
        4,658   Merck & Company, Inc. ........................          164,101
        2,890   Novartis AG, ADR. ............................          160,222
        2,900   Novo Nordisk A/S, Sponsored ADR ..............          180,061
        5,575   Pfizer, Inc. .................................          138,929
        3,572   Sanofi-Aventis, ADR ..........................          169,491
        3,550   Shire Pharmaceuticals Group PLC,
                   Sponsored ADR .............................          165,040
        3,950   Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR .............................          162,661
        3,215   Wyeth ........................................          155,992
                                                                  -------------
                                                                      2,507,674
                                                                  -------------

                TOTAL COMMON STOCKS ..........................        3,037,563
                (Cost $2,587,368)                                 -------------

                TOTAL INVESTMENTS - 98.8% ....................        3,037,563
                (Cost $2,587,368)

                NET OTHER ASSETS & LIABILITIES - 1.2% ........           36,393
                                                                  -------------
                NET ASSETS - 100.0%. .........................    $   3,073,956
                                                                  =============

--------------------------------------------------------------------------------

            *   Non-income producing security.

          ADR   American Depository Receipt

                See Notes to Quarterly Portfolio of Investments.         Page 19

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

COMMON STOCKS - 95.0%

                COMMUNICATIONS EQUIPMENT - 16.5%
        2,840   Cisco Systems, Inc.* .........................    $      61,543
        2,496   Motorola, Inc. ...............................           57,183
        2,968   Nokia Corp., Sponsored ADR ...................           61,497
        1,223   QUALCOMM, Inc. ...............................           61,896
                                                                  -------------
                                                                        242,119
                                                                  -------------

                COMPUTERS & PERIPHERALS - 14.4%
        1,850   Dell Inc.* ...................................           55,056
        4,293   EMC Corp.* ...................................           58,514
        1,215   Logitech International S. A.*. ...............           48,309
          837   SanDisk Corp.* ...............................           48,144
                                                                  -------------
                                                                        210,023
                                                                  -------------

                INTERNET SOFTWARE & SERVICES - 3.7%
          140   Google Inc., Class A* ........................           54,600
                                                                  -------------

                IT SERVICES - 11.7%
        1,900   Accenture Ltd., Class A. .....................           57,133
          979   Affiliated Computer Services, Inc.,
                   Class A* ..................................           58,407
        1,294   Fiserv, Inc.* ................................           55,060
                                                                  -------------
                                                                        170,600
                                                                  -------------

                SEMICONDUCTORS
                   & SEMICONDUCTOR EQUIPMENT - 22.0%
        3,139   Applied Materials, Inc. ......................           54,964
        1,335   Broadcom Corp., Class A* .....................           57,619
        2,221   Intel Corp. ..................................           42,976
          883   Marvell Technology Group Ltd.* ...............           47,770
        1,476   Maxim Integrated Products, Inc. ..............           54,834
        1,957   Texas Instruments Inc. .......................           63,544
                                                                  -------------
                                                                        321,707
                                                                  -------------

                SOFTWARE - 26.7%
        1,548   Adobe Systems, Inc. ..........................           54,056
        2,655   Check Point Software Technologies Ltd.* ......           53,153
        1,015   Electronic Arts, Inc.*. ......................           55,541
        2,144   Microsoft Corp. ..............................           58,338
        4,293   Oracle Corp.* ................................           58,771
        1,154   SAP AG, Sponsored ADR ........................           62,685
        2,899   Symantec Corp.* ..............................           48,790
                                                                  -------------
                                                                        391,334
                                                                  -------------

                TOTAL COMMON STOCKS ..........................        1,390,383
                (Cost $1,137,452)                                 -------------

                TOTAL INVESTMENTS - 95.0% ....................        1,390,383
                (Cost $1,137,452)

                NET OTHER ASSETS & LIABILITIES - 5.0% ........           72,929
                                                                  -------------
                NET ASSETS - 100.0% ..........................    $   1,463,312
                                                                  =============

--------------------------------------------------------------------------------

            *   Non-income producing security.

          ADR   American Depository Receipt

Page 20         See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                 MARCH 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Defined Portfolio Fund, LLC (the "Registrant") offers twelve managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, The Dow(sm) Dart 10 Portfolio, The Dow(sm) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio (the "Sector Funds"), (each, a "Funds," collectively, the "Funds").

The Funds determine the net asset value ("NAV") of their Membership Interests (each, an "Interest," collectively, the "Interests") daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Registrant's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.